Schedule of trade and other receivables, net (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Total trade receivables, net	$ 7,029	$ 8,268
Receivables from contracts with customers	7,656	8,825
Trade and other receivables gross	8,541	9,716
Current	5,048	6,368
Non-current	1,981	1,900
Gross carrying amount [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Receivables from contracts with customers	5,728	5,224
Total	2,813	4,492
Third parties [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Total trade receivables, net	5,425	4,839
Expected credit losses	(1,503)	(1,428)
Third parties [member] | Gross carrying amount [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Receivables from divestments	1,075	2,679
Lease receivables	417	435
Total	739	872
Investees [member] | Gross carrying amount [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables from contracts with costumers	303	385
Petroleum and alcohol accounts from brazilian government [member] | Gross carrying amount [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables from contracts with costumers	582	506
Related parties [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Expected credit losses	$ (9)	$ (20)